Contingent liabilities and financial commitments - Operating Subsidiaries' Expenses and Payments under State Settlement Agreements (Details) £ in Millions, $ in Millions				12 Months Ended							119 Months Ended
	Mar. 15, 2024	Jan. 18, 2017 USD ($)	Jan. 18, 2017 GBP (£)	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2012 STATE
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses						$ 2,160		$ 2,516	$ 2,951	$ 3,420
Settlement cash payments						$ 2,535		$ 2,874	$ 3,129	$ 3,744
Texas Tobacco settlement agreement
Disclosure Of Commitments And Contingencies [Line Items]
Period for presenting a memorandum on damages and interest	30 days
Minnesota tobacco settlement agreement | MINNESOTA
Disclosure Of Commitments And Contingencies [Line Items]
Period to meet and confer on issue of damages						30 days	30 days
Period to calculate NOP adjustments						30 days	30 days
Base net operating profit, NOP adjustments | £							£ 3,115.1
Imperial Tobacco Group PLC | Florida State settlement agreement wrt 4 brands
Disclosure Of Commitments And Contingencies [Line Items]
State settlement agreement		$ 45	£ 35.9
N P M adjustment settlement agreement
Disclosure Of Commitments And Contingencies [Line Items]
Number of states additionally joined | STATE											13
N P M adjustment settlement agreement | Imperial Tobacco Group PLC
Disclosure Of Commitments And Contingencies [Line Items]
Future annual losses		$ 30	£ 24.0
Bottom of range | 2025 | Forecast
Disclosure Of Commitments And Contingencies [Line Items]
Projected settlement expenses					$ 2,000
Projected settlement cash payments					$ 2,200
Bottom of range | 2026 and thereafter | Forecast
Disclosure Of Commitments And Contingencies [Line Items]
Projected settlement expenses				$ 1,900
Projected settlement cash payments				$ 1,900